Pensions and Post-Employment Benefits	12 Months Ended
Dec. 31, 2018
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Pensions and Post-Employment Benefits
18)	PENSIONS AND POST-EMPLOYMENT BENEFITS

Defined contribution pension plans

The consolidated costs of defined contribution plans for the years ended December 31, 2018, 2017 and 2016 were Ps863, Ps922 and Ps865, respectively. CEMEX contributes periodically the amounts offered by the pension plan to the employee’s individual accounts, not retaining any remaining liability as of the financial statements’ date.

Defined benefit pension plans

Most of CEMEX’s defined benefit plans have been closed to new participants for several years. Actuarial results related to pension and other post-retirement benefits are recognized in earnings and/or in “Other comprehensive income” for the period in which they are generated, as appropriate. For the years ended December 31, 2018, 2017 and 2016, the effects of pension plans and other post-employment benefits are summarized as follows:

		Pensions			Other benefits			Total
Net period cost (income):		2018	2017	2016	2018	2017	2016	2018	2017	2016
Recorded in operating costs and expenses
Service cost	Ps	193	221	151	35	33	25	228	254	176
Past service cost		168	(55)	8	—	—	—	168	(55)	8

		361	166	159	35	33	25	396	199	184

Recorded in other financial expenses
Net interest cost		691	693	711	84	74	57	775	767	768

Recorded in other comprehensive income
Actuarial (gains) losses for the period		(3,415)	20	3,985	11	(23)	34	(3,404)	(3)	4,019

	Ps	(2,363)	879	4,855	130	84	116	(2,233)	963	4,971

For the years 2018, 2017 and 2016, actuarial (gains) losses for the period were generated by the following main factors as follows:

		2018	2017	2016
Actuarial (gains) losses due to experience	Ps	(1,110)	121	(511)
Actuarial (gains) losses due to demographic assumptions		(1,104)	(46)	(231)
Actuarial (gains) losses due financial assumptions		(1,190)	(78)	4,761

	Ps	(3,404)	(3)	4,019

In 2018, net actuarial gains due to financial assumptions were mainly generated by a general increase in the discounts rates applied for the calculation of the pension benefit obligations in the United Kingdom, Germany, United States and Mexico, among others, resulting from the increase in market interest rates after several years in which such rates reached historically low levels. In 2017, net actuarial gains due to financial assumptions were mainly driven by an increase in the discount rates applicable to the benefits’ obligations in Germany and Mexico and by actual returns higher than estimated in the United States, partially offset by a decrease in the discount rate in the United Kingdom. Net actuarial losses due to financial assumptions during 2016 were mainly generated by a significant reduction in the discount rates applicable to the benefit obligations in the United Kingdom, Germany and other European countries, considering macroeconomic and political uncertainty prevailing at that time, partially offset by an increase in the discount rate in Mexico. These actuarial losses originated by the reduction in the discount rates in 2016 were also partially offset by actual returns higher than estimated in some of the plan assets related to CEMEX’s defined benefit plans.

As of December 31, 2018 and 2017, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows:

		Pensions		Other benefits		Total
		2018	2017	2018	2017	2018	2017
Change in benefits obligation:
Projected benefit obligation at beginning of the period	Ps	54,910	51,055	1,436	1,164	56,346	52,219
Service cost		193	221	35	33	228	254
Interest cost		1,608	1,625	87	76	1,695	1,701
Actuarial (gains) losses		(5,126)	727	8	(24)	(5,118)	703
Additions through business combinations		—	2,801	111	271	111	3,072
Reduction from disposal of assets		(9)	—	—	—	(9)	—
Plan amendments		168	(55)	—	—	168	(55)
Benefits paid		(2,807)	(2,920)	(102)	(81)	(2,909)	(3,001)
Foreign currency translation		(2,226)	1,456	(30)	(3)	(2,256)	1,453

Projected benefit obligation at end of the period		46,711	54,910	1,545	1,436	48,256	56,346

Change in plan assets:
Fair value of plan assets at beginning of the period		32,665	28,828	28	26	32,693	28,854
Return on plan assets		917	932	3	2	920	934
Actuarial (gains) losses		(1,711)	707	(3)	(1)	(1,714)	706
Employer contributions		1,562	1,494	102	81	1,664	1,575
Additions through business combinations		—	2,841	—	—	—	2,841
Reduction for disposal of assets		—	(4)	—	—	—	(4)
Benefits paid		(2,807)	(2,920)	(102)	(81)	(2,909)	(3,001)
Foreign currency translation		(1,335)	787	—	1	(1,335)	788

Fair value of plan assets at end of the period		29,291	32,665	28	28	29,319	32,693

Net projected liability in the statement of financial position	Ps	17,420	22,245	1,517	1,408	18,937	23,653

As of December 31, 2018 and 2017, based on the hierarchy of fair values, plan assets are detailed as follows:

		2018				2017
		Level 1	Level 2	Level 3	Total	Level 1		Level 2	Level 3	Total
Cash	Ps	701	—	—	701	Ps	579	—	—	579
Investments in corporate bonds		131	6,720	—	6,851		144	6,067	1	6,212
Investments in government bonds		1,649	6,786	—	8,435		1,701	9,407	—	11,108

Total fixed-income securities		2,481	13,506	—	15,987		2,424	15,474	1	17,899

Investment in marketable securities		5,089	1,557	—	6,646		6,212	1,735	—	7,947
Other investments and private funds		973	4,172	1,541	6,686		991	3,279	2,577	6,847

Total variable-income securities		6,062	5,729	1,541	13,332		7,203	5,014	2,577	14,794

Total plan assets	Ps	8,543	19,235	1,541	29,319	Ps	9,627	20,488	2,578	32,693

The most significant assumptions used in the determination of the benefit obligation were as follows:

	2018				2017
		United	United	Range of rates in		United	United	Rates ranges in
	Mexico	States	Kingdom	other countries	Mexico	States	Kingdom	other countries
Discount rates	10.8%	4.5%	2.9%	1.3% – 7.5%	9.3%	3.9%	2.4%	1.3% – 6.3%
Rate of return on plan assets	10.8%	4.5%	2.9%	1.3% – 7.5%	9.3%	3.9%	2.4%	1.3% – 6.3%
Rate of salary increases	4.0%	—	3.3%	2.3% – 6.0%	4.0%	—	3.2%	1.5% – 6.0%

As of December 31, 2018, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

		2018
2019	Ps	2,904
2020		2,663
2021		2,641
2022		2,662

2023 – 2028		15,714

As of December 31, 2018 and 2017, the aggregate projected benefit obligation (“PBO”) for pension plans and other post-employment benefits and the plan assets by country were as follows:

		2018				2017
		PBO	Assets	Deficit		PBO	Assets	Deficit
Mexico	Ps	3,300	582	2,718	Ps	3,213	840	2,373
United States		5,619	3,428	2,191		6,378	4,031	2,347
United Kingdom[1]		28,771	20,775	7,996		35,602	23,145	12,457
Germany		3,973	195	3,778		4,362	213	4,149
Other countries		6,593	4,339	2,254		6,791	4,464	2,327

	Ps	48,256	29,319	18,937	Ps	56,346	32,693	23,653

1

Applicable regulation in the United Kingdom requires to maintain plan assets at a level similar to that of the obligations. Beginning in 2012, the pension fund receives annual dividends of approximately US$20, increasing at a 5% rate per year, from a limited partnership (the “Partnership”), whose assets transferred by CEMEX UK of an approximate value of US$553, are leased back to CEMEX UK. The Partnership is owned, controlled and consolidated by CEMEX UK. In 2037, on expiry of the arrangement, the Partnership will be terminated and under the terms of the agreement, the remaining assets will be distributed to CEMEX UK. Distributions from the Partnership to the pension fund are considered as employer contributions to plan assets in the period in which they occur.

In some countries, CEMEX has established health care benefits for retired personnel limited to a certain number of years after retirement. As of December 31, 2018 and 2017, the projected benefits obligation related to these benefits was Ps1,133 and Ps1,080, respectively. The medical inflation rates used to determine the projected benefits obligation of these benefits in 2018 and 2017 for Mexico were 7.0%in both years, for Puerto Rico 6.2% and 6.9%, respectively, and for the United Kingdom were 6.8% and 6.7%, respectively. In connection with the acquisition of TCL (note 4.1), CEMEX integrated TCL’s consolidated health care benefits into its operations. For 2018 and 2017, the medical inflation rate used to determine the projected benefits obligation was 5.0% in both years.

Significant events related to employees’ pension benefits and other post-employment benefits during the reported periods

During 2017, CEMEX in Spain removed certain increases in pension benefits which resulted in an adjustment to past service cost generating gains of Ps99 (US$5) in 2017, recognized in the income statement for the year. In addition, due to the acquisition of TCL (note 4.1), CEMEX integrated its consolidated pensions plans, which were fully funded, as well as TCL’s consolidated health care benefits which represented an increase in the net projected liability of Ps271 (US$14) in 2017 and Ps111 (US$6) in 2018 upon conclusion of the purchase price allocation.

Sensitivity analysis of pension and other post-employment benefits

For the year ended December 31, 2018, CEMEX performed sensitivity analyses on the most significant assumptions that affect the PBO, considering reasonable independent changes of plus or minus 50 basis points in each of these assumptions. The increase (decrease) that would have resulted in the PBO of pensions and other post-employment benefits as of December 31, 2018 are shown below:

		Pensions		Other benefits		Total
		+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
Assumptions:
Discount Rate Sensitivity	Ps	(3,074)	3,303	(71)	83	(3,145)	3,386
Salary Increase Rate Sensitivity		205	(177)	46	(37)	251	(214)
Pension Increase Rate Sensitivity		1,902	(1,698)	—	—	1,902	(1,698)